Note 14 - Warrants	12 Months Ended
Nov. 30, 2013
Warrants [Abstract]
Warrants [Text Block]
14.	Warrants

All the warrants issued to date by the Company are denominated in U.S. dollars and IPC’s functional currency is Canadian dollars. Under U.S. GAAP, where the strike price of warrants is denominated in a currency other than an entity's functional currency the warrants would not be considered indexed to the entity’s own stock and would consequently be considered to be a derivative liability. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

In connection with the February 1, 2011 private offering, the Company issued 4,800,000 five year Series A common share purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and 4,800,000 two year Series B common share purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share. The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per share.

The  fair value of the Series A warrants of $7,214,366 and Series B warrants of $5,441,216 were initially estimated at February 1, 2011 using the Black-Scholes Option Pricing Model, using volatilities of 70% and 59%, risk free interest rates of 0.99% and 0.29%, expected lives of 5 and 2 years, and dividend yields in each case of Nil, respectively. The fair value of the placement agents’ warrants were initially estimated at February 1, 2011 as $229,005 using the Black-Scholes Option Pricing Model, using volatility of 67%, a risk free interest rate of 0.99%, an expected life of 3 years, and a dividend yield of Nil. These placement agent warrants were expensed and are included in financing expense.

The holders of Series A common share purchase warrants and placement agents warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised multiplied by the difference between market price of common share and the exercise price divided by the market price. Also under U.S. GAAP, warrants with the cashless exercise option satisfying the explicit net settlement criteria are considered a derivative liability.

In the registered direct unit offering completed in March 2013, gross proceeds of $3,121,800 were received through the sale of the Company’s units comprised of common stock and warrants.

The offering was the sale of 1,815,000 units at a price of $1.72 per unit, with each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.10 per share (“March 2013 Warrants”).

The  fair value of the March 2013 Warrants of $407,558 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 63%, risk free interest rates of 0.40%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in July 2013, gross proceeds of $3,075,000 were received through the sale of the Company’s units comprised of common stock and warrants. The offering was the sale of 1,500,000 units at a price of $2.05 per unit, each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.55 per share (“July 2013 Warrants”).

The  fair value of the July 2013 Warrants of $328,350 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 62.4%, risk free interest rates of 0.58%, expected life of 5 years, and dividend yield of Nil.

The following table provides information on the 6,360,300 warrants outstanding and exercisable as of November 30, 2013:

Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise

Placement Agent Warrants	3.125	96,000	March 30, 2014	96,000
Series A Warrants	2.50	3,670,000	February 1, 2016	1,835,000
March 2013 Warrants	2.10	1,724,300	March 22, 2018	431,075
July 2013 Warrants	2.55	870,000	July 31, 2018	217,500
		6,360,300		2,579,575

During the year ended November 30, 2013, there were cash exercises in respect of 770,700 warrants (2012 – 150,000) and no cashless exercise (2012 – 1,300,000) of warrants, resulting in the issuance of 205,175 (2012 – 75,000) and Nil (2012 – 105,315) common shares, respectively. The fair value of $980,382 (2012- $1,005,692) for these shares was recorded as a charge to capital stock.

Details of warrant transactions are as follows:

	Series A Warrants	Series B Warrants	Placement Agent Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2012	3,720,000	3,470,000	96,000	-	-	7,286,000
Issued	-	-	-	1,815,000	1,500,000	3,315,000
Exercised	(50,000)	-	-	(90,700)	(630,000)	(770,700)
Expired	-	(3,470,000)	-	-	-	(3,470,000)
Outstanding, November 30, 2013	3,670,000	-	96,000	1,724,300	870,000	6,360,300

	Series A Warrants	Series B Warrants	Placement Agent Warrants	May-07 Warrants	Total

Outstanding, December 1, 2011	4,695,000	3,945,000	96,000	243,275	8,979,275
Issued	-	-	-	-	-
Exercised	(975,000)	(475,000)	-	-	(1,450,000)
Expired	-	-	-	(243,275)	(243,275)
Outstanding, November 30, 2012	3,720,000	3,470,000	96,000	-	7,286,000

U.S. GAAP requires the fair value of these liabilities be re-measured at the end of every reporting period with the change in value reported in the consolidated statements of operations and comprehensive loss.

Accordingly, using the Black-Scholes Option Pricing Model, the fair market value of the warrants are as follows:

Warrants	November 30, 2013	November 30, 2012
	$	$

Series B Warrants	-	276,038
Placement Agent Warrants	112,550	25,363
Series A Warrants	3,790,736	1,659,492
March 2013 Warrants	1,040,788	-
July 2013 Warrants	493,947	-
	5,438,021	1,960,893

Using the following assumptions as of November 30, 2013 and 2012 respectively:

Warrant	Number outstanding	Volatility	Risk-free rate	Expected life
		%	%	years
Placement Agent Warrants	96,000	86.51	0.12	0.2
Series A Warrants	3,670,000	67.93	0.12	2.2
March 2013 Warrants	1,724,300	54.84	0.64	4.3
July 2013 Warrants	870,000	55.51	0.64	4.7

Warrant	Warrants outstanding	Volatility	Risk free rate	Expected life (years)
		%	%

Series A	3,720,000	54.90	0.37%	3.1
Series B	3,470,000	48.20	0.18%	0.2
Placement Agent Warrants	96,000	46.15	0.18%	1.1

The change in the fair value of the warrants from the previously recorded amount to November 30, 2013 amounting to a loss of $3,356,534 (2012 – gain of $3,841,233: 2011 – gain of $5,346,878) has been recorded as a fair value adjustment of derivative liability in the consolidated statements of operations and comprehensive loss.